111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

January 31, 2020

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust V (the “Trust”) (File Nos. 2-38613 and 811-2031) on behalf of MFS® International New Discovery Fund, MFS® Research Fund and MFS® Total Return Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 86 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on January 27, 2020.

Please call the undersigned at (617) 954-4384 or David Harris at (617) 954-4417 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President & Counsel

ASM/ccs